Municipal Total Return Managed Accounts Portfolio
Municipal Total Return Managed Accounts Portfolio
Investment Objectives
The primary investment objective of the Portfolio is to seek attractive total return. The Portfolio also seeks to provide high current income exempt from regular federal income taxes.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Municipal Total Return Managed Accounts Portfolio Municipal Total Return Managed Accounts Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Exchange Fee	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Municipal Total Return Managed Accounts Portfolio Municipal Total Return Managed Accounts Portfolio
Management Fees	none	[1]
Interest and Related Expenses from Inverse Floaters	0.01%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.09%
Fee Waivers and/or Expense Reimbursements	(0.08%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.01%
[1]	The Portfolio itself pays no management fees. You will, however, continue to incur the management fee for the amount invested in the Portfolio through the separately managed account associated with such investment.
[2]	The investment adviser has agreed irrevocably during the existence of the Portfolio to waive all fees and pay or reimburse all expenses of the Portfolio, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.

Example
The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redemption
Expense Example	Municipal Total Return Managed Accounts Portfolio Municipal Total Return Managed Accounts Portfolio USD ($)
1 Year	$ 1
3 Years	3
5 Years	6
10 Years	$ 13

No Redemption
Expense Example, No Redemption	Municipal Total Return Managed Accounts Portfolio Municipal Total Return Managed Accounts Portfolio USD ($)
1 Year	$ 1
3 Years	3
5 Years	6
10 Years	$ 13

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 21% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in municipal bonds that pay interest that is exempt from regular federal personal income tax. These municipal bonds include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam) that pay interest that is exempt from regular federal personal income tax. The Portfolio may invest without limit in securities that generate income subject to the alternative minimum tax.

The Portfolio invests in various types of municipal securities, including investment grade (rated BBB/Baa or better), below investment grade (rated BB/Ba or lower), and unrated municipal securities. The Portfolio may invest up to 50% of its net assets in below investment grade municipal bonds, but will normally invest 10-30% of its net assets in such bonds. Such securities are commonly referred to as “high yield” securities or “junk” bonds. The Portfolio may invest up to 5% of its net assets in defaulted bonds.

The Portfolio will focus on securities with intermediate to longer term maturities and, as such, will generally maintain, under normal market conditions, an investment portfolio with an overall weighted average maturity of approximately 12 to 25 years.

The Portfolio may invest in all types of municipal bonds, including general obligation bonds, revenue bonds and participation interests in municipal leases. The Portfolio may invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature.

The Portfolio may invest up to 50% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“inverse floaters”). Inverse floaters are derivative securities that provide leveraged exposure to underlying municipal bonds. The Portfolio’s investments in inverse floaters are designed to increase the Portfolio’s income and returns through this leveraged exposure. These investments are speculative, however, and also create the possibility that income and returns will be diminished. The Portfolio will only invest in inverse floating rate securities whose underlying bonds are rated A or higher.

The Portfolio may also make forward commitments in which the Portfolio agrees to buy a security for settlement in the future at a price agreed upon today.

The Portfolio’s sub-adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return. The sub-adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

Developed exclusively for use within Nuveen-sponsored separately managed accounts, the Portfolio is a specialized municipal bond portfolio to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Portfolio enables certain Nuveen municipal separately managed account investors to achieve greater diversification and return potential than smaller managed accounts might otherwise achieve by using lower quality, higher yielding securities and to gain access to special investment opportunities normally available only to institutional investors. This prospectus should be read in conjunction with the Form ADV of the separately managed account in which you are investing.
Principal Risks
The price and yield of this Portfolio will change daily. You could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Portfolio, listed alphabetically, include:

Alternative Minimum Tax Risk—The Portfolio has no limit as to the amount that can be invested in alternative minimum tax bonds. Therefore, all or a portion of the Portfolio’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Call Risk—If an issuer calls higher-yielding debt instruments held by the Portfolio, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. The Portfolio’s investments in inverse floaters will increase the Portfolio’s credit risk.

Credit Spread Risk—Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market believes that bonds generally have a greater risk of default. Increasing credit spreads may reduce the market values of the Portfolio’s securities. Credit spreads often increase more for lower rated and unrated securities than for investment grade securities. In addition, when credit spreads increase, reductions in market value will generally be greater for longer-maturity securities.

Cybersecurity Risk—Cybersecurity breaches may allow an unauthorized party to gain access to Portfolio assets, customer data, or proprietary information, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Defaulted Bond Risk—Defaulted bonds are speculative and involve substantial risks in addition to the risks of investing in high yield securities that have not defaulted. The Portfolio generally will not receive interest payments on the defaulted bonds and there is a substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to a defaulted bond, the Portfolio may lose its entire investment.

High Yield Securities Risk—High yield securities, which are rated below investment grade and commonly referred to as “junk” bonds, are high risk investments that may cause income and principal losses for the Portfolio. They generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities.

Income Risk—The Portfolio’s income could decline during periods of falling interest rates or when the Portfolio experiences defaults on debt securities it holds. Also, if the Portfolio invests in inverse floaters, the Portfolio’s income may decrease if short-term interest rates rise.

Interest Rate Risk—Interest rate risk is the risk that the value of the Portfolio’s portfolio will decline because of rising interest rates. The Portfolio may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities. Interest rate risk may be increased by the Portfolio’s investment in inverse floaters because of the leveraged nature of these investments.

Inverse Floaters Risk—The use of inverse floaters by the Portfolio creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the Portfolio could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the Portfolio on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

Municipal Bond Market Liquidity Risk—Inventories of municipal bonds held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities. This reduction in market making capacity has the potential to decrease the Portfolio’s ability to buy or sell bonds, and increase bond price volatility and trading costs, particularly during periods of economic or market stress. In addition, recent federal banking regulations may cause certain dealers to reduce their inventories of municipal bonds, which may further decrease the Portfolio’s ability to buy or sell bonds. As a result, the Portfolio may be forced to accept a lower price to sell a security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance. If the Portfolio needed to sell large blocks of bonds to raise cash (such as to meet heavy shareholder redemptions), those sales could further reduce the bonds’ prices and hurt performance.

Municipal Lease Obligations Risk—Participation interests in municipal leases pose special risks because many leases and contracts contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Political and Economic Risks—The values of municipal securities held by the Portfolio may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Tax Risk—Income from municipal bonds held by the Portfolio could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

Valuation Risk—The debt securities in which the Portfolio invests typically are valued by a pricing service utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows and transactions for comparable instruments. There is no assurance that the Portfolio will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the Portfolio. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades.

When-Issued, Delayed-Delivery and Forward Commitment Transactions Risk—These transactions involve an element of risk because, although the Portfolio will not have made any cash outlay prior to the settlement date, the value of the security to be purchased may decline to a level below its purchase price before that settlement date.

Zero Coupon Bonds Risk—Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Portfolio to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.
Portfolio Performance
The following bar chart and table provide some indication of the potential risks of investing in the Portfolio. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
The bar chart below shows the variability of the Portfolio’s performance from year to year.
Annual Total Return
[1]	Year-to-date total return as of September 30, 2015 was 2.85%.

During the seven-year period ended December 31, 2014, the Portfolio’s highest and lowest quarterly returns were 10.32% and -5.23%, respectively, for the quarters ended December 31, 2012 and December 31, 2010.
The table below shows the variability of the Portfolio’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.

Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers had not been in place, returns would have been reduced.
Average Annual Total Returns for the Periods Ended December 31, 2014
Average Annual Total Returns - Municipal Total Return Managed Accounts Portfolio		Inception Date	1 Year	5 Years	Since Inception
Municipal Total Return Managed Accounts Portfolio		May 31, 2007	13.86%	7.13%	6.46%
Municipal Total Return Managed Accounts Portfolio | Return After Taxes on Distributions		May 31, 2007	13.85%	6.98%	6.36%
Municipal Total Return Managed Accounts Portfolio | Return After Taxes on Distributions and Sale of Shares		May 31, 2007	9.87%	6.64%	6.10%
Barclays 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[1]		6.09%	4.76%	5.32%
[1]	An unmanaged index composed of a broad range of investment-grade municipal bonds with maturity dates of approximately seven years.